Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(10)	INCOME TAXES

Our effective income tax rates for the six months ended June 30, 2015 and 2014 are as follows:

	Six Months Ended June 30,
	2015	2014
Effective Tax Rate	57.8%	17.0%

The higher effective tax rate for the six months ended June 30, 2015 was primarily due to the pre-tax impact of currency exchange losses, as well as the impact of an impairment charge, which were not deductible for tax.

(14)	INCOME TAXES

Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Domestic	$(8.8)	$(153.8)	$—	$(1.5)	$82.8
Foreign	45.6	(109.9)	(29.0)	17.1	310.2

Total	$36.8	$(263.7)	$(29.0)	$15.6	$393.0

Provision (Benefit) for Income Taxes

	Successor
	Year Ended December 31, 2014			Year Ended December 31, 2013			Period from August 24, 2012 through December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
U.S. Federal	$—	$(2.1)	$(2.1)	$—	$(43.7)	$(43.7)	$—	$—	$—
State	2.0	(2.9)	(0.9)	2.3	(2.5)	(0.2)	—	—	—
Foreign	38.3	(33.2)	5.1	73.7	(74.6)	(0.9)	—	—	—

Total	$40.3	$(38.2)	$2.1	$76.0	$(120.8)	$(44.8)	$—	$—	$—

	Predecessor
	Period from January 1, 2013 through January 31, 2013			Year Ended December 31, 2012
	Current	Deferred	Total	Current	Deferred	Total
U.S. Federal	$(8.8)	$7.0	$(1.8)	$30.9	$(4.5)	$26.4
State	0.1	(0.2)	(0.1)	6.6	(0.4)	6.2
Foreign	6.7	2.3	9.0	98.6	14.0	112.6

Total	$(2.0)	$9.1	$7.1	$136.1	$9.1	$145.2

Reconciliation to US Statutory Rate

	Successor						Predecessor
	Year Ended December 31, 2014		Year Ended December 31, 2013		Period from August 24, 2012 through December 31, 2012		Period from January 1 2013 through January 31, 2013		Year Ended December 31, 2012
Statutory U.S. federal income tax / rate(1)	$12.9	35.0%	$(92.3)	35.0%	$(10.1)	35.0%	$5.5	35.0%	$137.6	35.0%
Foreign income taxed at rates other than 35%	(46.7)	(127.0)	(36.6)	13.9	10.1	(35.0)	1.0	6.6	(10.9)	(2.8)
Changes in valuation allowances	44.4	120.9	55.0	(20.9)	—	—	1.4	8.9	9.8	2.5
Foreign exchange (gain) loss	8.7	23.7	8.7	(3.3)	—	—	0.5	3.1	4.7	1.2
Unrecognized tax benefits(2)	(44.0)	(119.7)	35.1	(13.2)	—	—	—	—	—	—
Withholding taxes, net	(0.3)	(0.8)	8.3	(3.2)	—	—	—	—	—	—
Non-deductible interest	15.4	41.9	6.4	(2.4)	—	—	—	—	—	—
Non-deductible expenses	14.2	38.6	19.4	(7.4)	—	—	—	—	—	—
Tax credits	(3.6)	(9.8)	(1.0)	0.4	—	—	—	—	—	—
Capital loss(3)	—	—	(46.7)	17.7	—	—	—	—	—	—
Other—net	1.1	2.9	(1.1)	0.4	—	—	(1.3)	(8.0)	4.0	1.1

Total income tax (benefit)/ effective tax rate	$2.1	5.7%	$(44.8)	17.0%	$—	—	$7.1	45.6%	$145.2	37.0%

(1)	The U.S. statutory rate has been used as management believes it is more meaningful to the Company.
(2)	Within this amount, the Company released and recorded an unrecognized tax benefit of $21.1 million related to non-deductible interest and debt acquisition costs in 2014 and 2013. These adjustments were fully offset by changes in the valuation allowance.
(3)	In 2013, the Company recognized a tax benefit of $46.7 million related to a capital loss, which is fully offset by a $46.7 million increase to the valuation allowance.

Deferred Tax Balances

	Successor
	Year Ended December 31,
	2014	2013
Deferred tax asset
Tax loss and credit carryforwards	$185.6	$111.7
Goodwill and intangibles	90.8	89.4
Compensation & employee benefits	92.4	79.1
Accruals & other reserves	58.0	40.5
Interest expense	13.4	8.6
Total deferred tax assets	440.2	329.3
Less: Valuation allowance	(101.9)	(63.4)

Net, deferred tax assets	338.3	265.9
Deferred tax liabilities
Inventory	(3.0)	(1.3)
Property, Plant & Equipment	(215.0)	(218.5)
Accounts Receivable & Other Assets	(2.5)	(8.4)
Equity Investment & Other Securities	(2.2)	(5.8)
Unremitted earnings	(8.5)	(15.9)
Long-Term Debt	(8.1)	—

Total deferred tax liabilities	(239.3)	(249.9)

Net deferred tax asset/(liability)	$99.0	$16.0
Current asset	$64.5	$30.0
Current liability	(7.3)	(5.5)
Non-current assets	250.0	271.9
Non-current liability	(208.2)	(280.4)

Net deferred tax asset	$99.0	$16.0

At December 31, 2014, the Company had $118.3 million of net operating and capital loss carryforwards (tax effected) in certain non-U.S. jurisdictions, net of uncertain tax positions. Of these, $78.2 million have indefinite carryforward periods, and the remaining $40.1 million are subject to expiration between the years 2019 through 2026. In the U.S., there were approximately $53.2 million of federal net operating loss carryforwards (tax effected) subject to expiration in years beyond 2032, and $2.5 million of state net operating loss carryforwards (tax effected) subject to expiration between the years 2018 and 2034. Tax credit carryforwards at December 31, 2014 amounted to $11.6 million, of which $0.6 million is subject to expiration in 2016. The remaining tax credit carryforwards expire between the years 2018 and 2034.

At December 31, 2013, the Company had $83.1 million of net operating and capital loss carryforwards (tax effected) in certain non-U.S. jurisdictions, net of uncertain tax positions. Of these, $53.2 million have indefinite carryforward periods, and the remaining $29.9 million are subject to expiration between the years 2018 through 2023. In the U.S., there were approximately $24.3 million of federal net operating loss carryforwards (tax effected) subject to expirations in years beyond 2032, and $0.6 million of state net operating loss carryforwards (tax effected) subject to expiration between the years 2019 and 2034. Tax credit carryforwards at December 31, 2013, amounted to $3.7 million, which are subject to expiration between the years 2023 through 2033.

The Company had valuation allowances that primarily related to the realization of recorded tax benefits on tax loss carryforwards from operations in Austria, Luxembourg, Netherlands and the United Kingdom at December 31, 2014 and 2013 of $101.9 million and $63.4 million, respectively.

The Company has determined that the unremitted earnings of our subsidiaries will not be permanently reinvested, and accordingly, has provided a deferred tax liability at December 31, 2014 and 2013 of $8.5 million and $15.9 million, respectively. The Company has included in the current income tax provision a total benefit of $4.7 million, of which $1.5 million relates to subsidiary earnings and $3.2 million relates to the benefit of reduced withholding tax rates on prior year earnings.

Total Gross Unrecognized Tax Benefits

	Successor			Predecessor
	Year Ended December 31,		Period from January 1 2013 through January 31,	Period from January 1 2013 through January 31,	Year Ended December 31,
	2014	2013	2013	2013	2012
Balance at January 1	$38.9	$—	$—	$—	$—
Increases related to acquisition	—	11.3	—	—	—
Increases related to positions taken on items from prior years	—	—	—	—	—
Decreases related to positions taken on items from prior years	(33.6)	—	—	—	—
Increases related to positions taken in the current year	—	27.6	—	—	—
Settlement of uncertain tax positions with tax authorities	—	—	—	—	—
Decreases due to expiration of statutes of limitations	—	—	—	—	—

Balance at December 31	$5.3	$38.9	$—	$—	$—

At December 31, 2014, the total amount of gross unrecognized tax benefits was $5.3 million ($38.9 million at December 31, 2013), of which $5.3 million would impact the effective tax rate, if recognized ($17.8 million at December 31, 2013).

Interest and penalties associated with gross unrecognized tax benefits are included as components of the “Provision (benefit) for income taxes,” and totaled $6.8 million in 2014 and a charge of $7.4 million in 2013. Accrued interest and penalties are included within the related tax liability line in the balance sheet. The Company’s accrual for interest and penalties at December 31, 2014 and 2013 was $0.3 million and $7.1 million, respectively.

During 2014, resolution on two separate tax matters resulted in the adjustment of gross unrecognized tax benefits. In April 2014, documentation was secured to support tax deductions related to pre-acquisition activities. Additionally, in December 2014, the Company received affirmative guidance with respect to the treatment of certain 2013 charges. As a result, the Company believes it is more likely than not to sustain the position and adjusted the unrecognized tax benefits related to these matters, resulting in a tax benefit of $31.0 million (offset by an unfavorable change in the valuation allowance of $21.1 million).

The Company is subject to income tax in approximately 40 jurisdictions outside the U.S. The Company’s significant operations outside the U.S. are located in Belgium, China, Germany, Mexico, and United Kingdom. The statute of limitations varies by jurisdiction with 2006 being the oldest tax year still open in the material jurisdictions. The Company is currently under audit in certain jurisdictions for tax years under responsibility of the predecessor, as well as tax periods under the Company’s ownership. Pursuant to the acquisition agreement, all tax liabilities related to tax years prior to 2013 acquisition will be indemnified by DuPont.

As of December 31, 2014 and 2013, we had gross unrecognized tax benefits of $5.6 million and $46.1 million, respectively, including interest and penalties. Due to the high degree of uncertainty regarding future timing of cash flows associated with these liabilities, we are unable to estimate the years in which settlement will occur with the respective taxing authorities.